CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
CONTRACT ASSETS.
Schedule of contract assets

	2018	2019
Contract assets	1,598	1,097
Allowance for expected credit losses	(38)	(153)
Net	1,560	944
Short term portion	(1,560)	(629)
Long term portion	—	315